Annual Total Returns - BlackRock U.S. Government Bond Portfolio (Class K) [BarChart] - Class K - BlackRock U.S. Government Bond Portfolio - Class K Shares	Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	6.70%
Annual Return 2012	2.70%
Annual Return 2013	(2.19%)
Annual Return 2014	5.64%
Annual Return 2015	0.55%
Annual Return 2016	1.53%
Annual Return 2017	1.94%
Annual Return 2018	0.67%
Annual Return 2019	6.78%
Annual Return 2020	6.73%